Commitments and Contingencies - Minimum Future Charter Revenue (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 239,257
2022	181,234
2023	144,072
2024	114,125
2025 to 2028	209,866
Minimum charter revenues	$ 888,554